Equity (Details) - USD ($)			6 Months Ended
	Feb. 07, 2025	Feb. 05, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Item]
Non-controlling shareholders			$ 2,214,000
Percentage of acquisition owned			84.60%
Non-controlling interest			$ 86,146,000	$ 69,440,000	$ 66,234,000	$ 67,990,000
Additional paid-in capital			233,650,000		$ 208,701,000
Proceeds from issuance of ordinary shares			41,631,000
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Equity [Line Item]
Non-controlling shareholders			2,214,000
Non-controlling interest			1,294
Additional paid-in capital			$ 920
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Equity [Line Item]
Equity interest			0.60%
Class A Ordinary Shares [Member]
Equity [Line Item]
Issue and sale of shares (in Shares)		7,142,858
Proceeds from issuance of ordinary shares	$ 41,600,000	$ 50,000,000
Authorized amount of buy back shares	$ 30,000,000